Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017
Related Party Transaction [Line Items]
Revenue earned	$ 755,763	$ 431,178	$ 550,543
RSA pool management fees and commissions	0	(2,799)	(9,813)
Commercial management fees	0	(1,187)	(1,870)
Vessel operating expenses	(209,131)	(175,389)	(182,598)
Strategic and administrative service fees	(32,918)	(21,185)	(10,122)
Entities Under Common Control
Related Party Transaction [Line Items]
RSA pool management fees and commissions	0	(2,799)	(9,813)
Commercial management fees	0	(1,187)	(1,870)
Strategic and administrative service fees	0	(7,026)	(15,508)
Time-charter
Related Party Transaction [Line Items]
Revenue earned	0	0	5,404
Technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(10,400)	(8,775)	(9,155)
Technical management fee | Entities Under Common Control
Related Party Transaction [Line Items]
Revenue earned	0	4,890	11,742
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(679)	(382)	0
Secondment fees | Entities Under Common Control
Related Party Transaction [Line Items]
Strategic and administrative service fees	0	(248)	(644)
Lay-up Services
Related Party Transaction [Line Items]
Revenue earned	0	33	302
LNG terminal services
Related Party Transaction [Line Items]
Revenue earned	1,689	388	70
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue earned	13,811	7,666	0
Service revenue
Related Party Transaction [Line Items]
Revenue earned	1,019	1,939	0
Service revenue | Entities Under Common Control
Related Party Transaction [Line Items]
Revenue earned	$ 0	1,772	5,482
Entities Under Common Control | Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Revenue earned		$ 8,600	$ 23,600
Percentage of voting interests acquired				50.00%